Business Combination (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [abstract]
Summary of purchase consideration and the provisional fair value of goodwill, identifiable assets and liabilities of BHPP acquired	Details of the purchase consideration and the fair value of goodwill, identifiable assets and liabilities of BHPP acquired are as follows:

Fair value of net identifiable assets and goodwill arising on acquisition date	US$m
Cash and cash equivalents	399
Receivables	1,164
Inventories	295
Investments accounted for using the equity method	267
Other financial assets	59
Other assets	284
Exploration and evaluation assets	180
Oil and gas properties	19,353
Lease assets	142
Payables	(1,035)
Provisions	(4,827)
Tax payable	(365)
Deferred tax liabilities	(653)
Lease liabilities	(268)
Other liabilities	(1,054)
Net identifiable assets acquired	13,941
Goodwill arising on acquisition	4,669
Purchase consideration	18,610

Purchase consideration	US$m
Shares issued, at fair value	19,265
Other reserves (share replacement awards)	18
Locked box payment received 1	(683)
Adjustments to locked box payment	10
Total purchase consideration	18,610

1.
Represents the positive net cash flow of $1,513 million generated by BHPP assets from the effective date of the business combination offset by the notional dividend distribution of $830 million paid to BHP.

Summary of analysis of cash flows on acquisition

Analysis of cash flows on acquisition	US$m
Cash acquired on acquisition	399
Locked box payment received	683
Net cash flow on acquisition	1,082